UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6620

Date of fiscal year end:	4/30

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Connecticut Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--71.0%
Connecticut	5.25	3/1/07	3,000,000 a	3,057,330
Connecticut	5.25	3/1/07	2,700,000 a	2,751,597
Connecticut	5.00	3/15/08	70,000 a	72,096
Connecticut	5.13	3/15/08	25,000 a	25,805
Connecticut	5.50	3/15/12	5,000,000 b,c	5,299,400
Connecticut	4.75	5/1/24	2,200,000	2,259,488
Connecticut
(Insured; FGIC)	5.00	8/15/21	2,000,000	2,090,760
Connecticut
(Insured; FSA)	5.00	10/15/21	3,500,000	3,643,780
Connecticut
(Insured; FSA)	5.00	6/1/26	5,000,000	5,251,350
Connecticut
(Insured; MBIA)	5.25	10/15/21	7,915,000	8,492,716
Connecticut
(Insured; MBIA)	5.25	10/15/22	2,000,000	2,145,980
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/13	30,000	31,626
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.01	10/1/13	2,750,000 b,c	3,048,182
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/16	20,000	20,940
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	6.01	10/1/16	2,225,000 b,c	2,434,194
Connecticut,
Clean Water Fund Revenue	5.13	9/1/09	3,050,000 a	3,200,426
Connecticut,
Clean Water Fund Revenue	5.99	7/15/12	4,850,000 b,c	5,306,579
Connecticut,
Clean Water Fund Revenue	5.25	7/15/12	15,000	15,706
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	7.13	6/1/10	3,400,000	3,752,512
Connecticut,
Special Tax Obligation

(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	4,580,000	4,683,187
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/07	5,000,000	5,112,650
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/20	2,000,000	2,139,740
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,731,066
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes Inc.,
Congregational Avery Heights
Project)	5.80	4/1/21	3,000,000	3,042,690
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,341,262
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,047,120
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.85	9/1/28	3,200,000	3,347,264
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	1,945,000	2,037,290
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Co.
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,845,150
Connecticut Health and Educational
Facilities Authority, Revenue
(Canterbury School Issue)
(Insured; Radian)	5.00	7/1/31	1,000,000	1,019,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,168,930
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (Insured;
Radian)	5.13	7/1/30	1,500,000	1,547,595
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care

Issue) (Insured; ACA)	5.38	7/1/17	3,680,000	3,762,395
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/11	3,000,000 a	3,223,140
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.50	7/1/11	2,150,000 a	2,333,825
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Project)	5.25	7/1/21	900,000	943,974
Connecticut Health and Educational
Facilities Authority, Revenue
(New Britain General Hospital
Issue) (Insured; AMBAC)	6.13	7/1/14	1,000,000	1,001,750
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	6.13	7/1/07	1,000,000 a	1,039,900
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,200,000	4,496,604
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,000,000	5,217,800
Connecticut Health and Educational
Facilities Authority, Revenue
(William W. Backus Hospital
Issue) (Insured; AMBAC)	5.75	7/1/07	2,500,000 a	2,595,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital) (Insured; ACA)	6.00	7/1/20	1,000,000	1,024,710
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	5,400,000	5,534,082
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/35	1,200,000	1,249,440
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	3,305,000	3,394,863
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.05	11/15/21	4,925,000	5,002,273
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.65	11/15/27	7,000,000	6,994,820
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	6.00	11/15/27	4,000,000	4,088,200
Connecticut Housing Finance

Authority (Housing Mortgage
Finance Program)	5.45	11/15/29	5,805,000	5,919,533
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.00	11/15/35	2,500,000	2,505,700
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.15	11/15/36	5,000,000 d	5,076,700
Connecticut Resource Recovery
Authority, RRR (American Ref
Fuel Co.)	5.50	11/15/15	1,000,000	1,027,340
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/14	8,050,000	8,083,005
Eastern Connecticut Resource
Recovery Authority
(Wheelabrator Lisbon Project)	5.50	1/1/20	7,000,000	6,990,340
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,840,000	2,968,226
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.35	9/1/27	2,000,000	2,090,960
Hartford,
GO (Insured; AMBAC)	5.00	7/15/24	2,000,000	2,099,980
Hartford Parking System,
Revenue	6.50	7/1/10	1,500,000 a	1,641,750
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/24	4,185,000	4,371,442
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; MBIA)	5.00	8/1/30	3,000,000	3,115,620
Sprague,
EIR (International Paper Co.
Project)	5.70	10/1/21	1,350,000	1,389,002
Stamford	6.60	1/15/10	2,750,000	3,006,135
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,770,000 a	1,902,785
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	2,500,000 a	2,687,550
University of Connecticut
(Insured; FGIC)	5.00	2/15/25	1,000,000	1,050,690
University of Connecticut
(Insured; MBIA)	5.13	2/15/20	1,000,000	1,055,960
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.75	11/15/10	2,500,000 a	2,717,025
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,425,000 a	2,659,328
University of Connecticut,

Special Obligation Student Fee
Revenue (Insured; FGIC)	6.00	11/15/10	2,000,000 a	2,193,260
University of Connecticut,
Special Obligation Student Fee
Revenue (Insured; FGIC)	5.25	11/15/21	1,755,000	1,878,359
U.S. Related--27.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	5,000,000 a	5,405,150
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	3,440,000	3,522,113
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	6,000,000	6,162,360
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	758,280
Puerto Rico Commonwealth
(Insured; MBIA)	6.56	7/1/12	2,000,000 b,c	2,347,220
Puerto Rico Commonwealth
(Insured; MBIA)	6.56	7/1/13	3,950,000 b,c	4,712,074
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	6,690,000	7,460,889
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/11	2,795,000 a	2,983,495
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,340
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/13	100,000	109,646
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/14	3,925,000	4,267,456
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.25	7/1/15	1,000,000	1,093,330
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	2,000,000	2,298,260
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	3,000,000	3,083,340
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	4,410,000	4,606,730
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/29	8,000,000	8,389,760
Puerto Rico Highway and
Transportation Authority,

Highway Revenue	5.50	7/1/36	8,500,000	9,064,995
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	10,000	10,809
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.54	7/1/13	2,290,000 b,c	2,660,637
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Revenue (Teachers
Retirement System)	5.50	7/1/21	800,000	817,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	7,900,000	1,982,821
University of Puerto Rico,
University Revenue (Insured;
MBIA)	5.50	6/1/15	5,000,000	5,044,100
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,183,780
Virgin Islands Water and Power
Authority, Electric System
Revenue	5.30	7/1/21	1,750,000	1,762,513
Total Long-Term Municipal Investments
(cost $275,507,567)				287,079,225
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(LOC; JPMorgan Chase Bank)	3.62	8/1/06	1,460,000 e	1,460,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.63	8/1/06	8,000,000 e	8,000,000
Total Short-Term Municipal Investments
(cost $9,460,000)				9,460,000
Total Investments (cost $284,967,567)			102.1%	296,539,225
Liabilities, Less Cash and Receivables			(2.1%)	(5,964,234)
Net Assets			100.0%	290,574,991

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $25,808,286 or 8.9% of net assets.
d	Purchased on a delayed delivery basis.

e Securities payable on demand. Variable interest rate--subject to periodic change.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Florida Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)

Brevard County School Board,
COP (Insured; FGIC)	5.00	7/1/25	2,000,000	2,062,980
Broward County Housing Finance
Authority, MFHR (Emerald Palms
Apartments)	5.60	7/1/21	2,000,000	2,048,560
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured; FSA)	5.55	1/1/23	1,000,000	1,023,890
Broward County School Board,
COP (Insured; FSA)	5.00	7/1/21	1,250,000	1,292,538
Broward County School Board,
COP (Insured; MBIA)	5.25	7/1/18	1,855,000	1,982,847
Cape Coral,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/17	1,890,000	2,026,704
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.25	6/1/14	1,485,000	1,578,154
Capital Projects Finance
Authority, Revenue (Airports
Project) (Insured; MBIA)	5.00	6/1/20	1,465,000	1,507,807
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,520,000	2,664,472
Davie,
Water and Sewer Revenue
(Insured; AMBAC)	5.25	10/1/18	475,000	509,357
Escambia County,
Sales Tax Revenue (Insured;
AMBAC)	5.25	10/1/18	1,200,000	1,286,580
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	2,200,000	2,254,450
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/17	3,890,000	4,099,710
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.00	7/1/20	1,480,000	1,542,278
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,600,000	1,661,280
Florida Housing Finance Agency
(Brittany Rosemont Apartments)

(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,047,160
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.00	2/1/18	1,000,000	1,038,850
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,535,655
Jacksonville,
Excise Taxes Revenue (Insured;
AMBAC)	5.38	10/1/19	3,450,000	3,699,953
Jacksonville,
Guaranteed Entitlement Revenue
(Insured; FGIC)	5.38	10/1/20	3,795,000	4,069,948
JEA,
Saint Johns River Power Park
System Revenue	5.00	10/1/18	1,500,000	1,560,780
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/25	2,845,000	2,940,990
Lee County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized:
FHLMC, FNMA and GNMA)	7.45	9/1/27	35,000	35,123
Lee County Housing Finance
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.30	3/1/29	160,000	160,424
Manatee County Housing Finance
Authority, Mortgage Revenue
(Collateralized; GNMA)	5.85	11/1/33	1,865,000	1,963,416
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured; XLCA)	5.00	10/1/30	2,000,000	2,038,920
Miami-Dade County,
Solid Waste System Revenue
(Insured; FSA)	5.50	10/1/17	2,595,000	2,774,911
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villa II Project) (Insured;
FSA)	5.70	7/1/21	400,000	413,612
Miami-Dade County Housing Finance
Authority, MFMR (Miami Stadium
Apartments) (Insured; FSA)	5.40	8/1/21	1,275,000	1,307,347
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,207,947
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Project)	5.75	12/1/23	2,840,000	2,901,514

Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	1,451,000	1,452,262
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	1,715,000	1,828,516
Palm Bay,
Utility Revenue (Palm Bay
Utility Corp. Project)
(Insured; MBIA)	5.00	10/1/19	500,000	523,875
Palm Bay,
Utility System Improvement
Revenue (Insured; FGIC)	0.00	10/1/20	1,845,000	923,164
Palm Beach County School Board,
COP (Master Lease) (Insured;
AMBAC)	5.00	8/1/17	1,905,000	2,006,765
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/22	1,000,000	471,480
Port Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	447,700
Port Saint Lucie,
Storm Water Utility Revenue
(Insured; MBIA)	5.00	5/1/23	1,750,000	1,814,138
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,805,000	1,845,161
South Broward Hospital District,
HR	5.60	5/1/27	4,000,000	4,249,960
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,000,000	1,038,680
Tampa,
Utilities Tax Improvement
(Insured; AMBAC)	0.00	4/1/17	2,110,000	1,320,839
Village Center Community
Development District, Utility
Revenue (Insured; MBIA)	5.25	10/1/23	1,000,000	1,063,230
Winter Garden Village at Fowler
Groves Community Development
District, Special Assessment	5.65	5/1/37	770,000	785,831
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/17	1,645,000	1,767,026
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,858,331
Winter Springs,
Water and Sewer Revenue

(Insured; MBIA)	5.00	4/1/20	1,585,000	1,650,698
Total Long-Term Municipal Investments
(cost $83,774,650)				86,285,813
Short-Term Municipal	Coupon	Maturity	Principal
Investment--3.0%	Rate (%)	Date	Amount ($)	Value ($)

University Athletic Association,
Inc., Athletic Program Revenue
(LOC; SunTrust Bank)
(cost $2,700,000)	3.74	8/1/06	2,700,000 [a]	2,700,000
Total Investments (cost $86,474,650)			98.8%	88,985,813
Cash and Receivables (Net)			1.2%	1,070,382
Net Assets			100.0%	90,056,195

a Securities payable on demand. Variable interest rate--subject to periodic change. b At July 31, 2006, 25.6% of the fund's net assets are insured by AMBAC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Maryland Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--94.7%
Anne Arundel County,
EDR (Community College)	5.00	9/1/17	2,255,000	2,347,974
Anne Arundel County,
GO (Consolidated Water and
Sewer Series)	4.13	3/1/24	1,795,000	1,705,376
Anne Arundel County,
Special Obligation (Arundel
Mills)	5.13	7/1/21	1,000,000	1,060,890
Anne Arundel County,
Special Obligation (National
Business Park)	5.13	7/1/21	1,000,000	1,060,890
Anne Arundel County,
Special Obligation (National
Business Park)	5.13	7/1/23	1,125,000	1,189,620
Baltimore,
Convention Center Hotel Revenue	5.88	9/1/39	1,000,000	1,046,330
Baltimore,
Port Facilities Revenue
(Consolidated Coal Sales Co.)	6.50	12/1/10	4,090,000	4,251,023
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; FGIC)	5.00	7/1/22	395,000	424,491
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; MBIA)	5.00	7/1/23	1,355,000	1,421,002
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/16	1,500,000	1,590,330
Baltimore Board of School
Commissioners, School System
Revenue	5.00	5/1/17	1,265,000	1,337,194
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove) (Insured; FSA)	6.50	9/1/12	10,000,000	10,937,900
Harford County,
MFHR (GMNA
Collateralized-Affinity Old
Post Apartments Projects)	5.00	11/20/25	1,460,000	1,462,584
Howard County
(Consolidated Public
Improvement)	5.00	8/15/15	2,600,000	2,781,714
Howard County
(Consolidated Public

Improvement)	5.00	8/15/16	1,000,000	1,065,590
Howard County
(Consolidated Public
Improvement)	5.00	8/15/19	1,000,000	1,056,180
Howard County
(Metropolitian District)	5.25	2/15/12	155,000 a	166,208
Howard County
(Metropolitian District)	5.25	8/15/19	1,545,000	1,642,829
Howard County,
COP	8.15	2/15/20	605,000	835,475
Hyattsville,
Special Obligation (University
Town Center)	5.75	7/1/34	3,000,000	3,106,440
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.00	9/1/23	875,000	888,414
Maryland Community Development
Administration, Department of
Housing and Community
Development	5.60	7/1/33	1,200,000	1,220,520
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,865,000	1,900,994
Maryland Community Development
Administration, Department of
Housing and Community
Development, Multifamily
Development Revenue
(Washington Gardens)
(Collateralized; FNMA)	5.00	2/1/24	1,610,000	1,599,793
Maryland Community Development
Administration, Department of
Housing Community and
Development, Residential	5.30	9/1/16	5,000,000	5,112,700
Maryland Community Development
Administration, Department of
Housing Community and
Development, Residential	5.60	9/1/28	5,000,000	5,135,900
Maryland Community Development
Administration, Department of
Housing Community and
Development (Single Family
Program)	4.95	4/1/15	4,605,000	4,720,816
Maryland Economic Development
Corp., LR	5.00	9/15/14	1,000,000	1,059,690
Maryland Economic Development
Corp., LR	5.00	9/15/15	2,025,000	2,141,336
Maryland Economic Development
Corp., LR	5.00	9/15/16	1,290,000	1,364,110
Maryland Economic Development

Corp., LR (Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/16	3,120,000	3,349,195
Maryland Economic Development
Corp., LR (Aviation
Administration Facilities)
(Insured; FSA)	5.50	6/1/18	2,535,000	2,706,341
Maryland Economic Development
Corp., LR (Aviation
Administration Facilities)
(Insured; FSA)	5.38	6/1/19	9,530,000	10,069,207
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/14	5,000,000	5,360,300
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage
Project)	5.25	9/15/16	2,940,000	3,140,302
Maryland Economic Development
Corp., Student Housing Revenue
(Frostburg State University)	6.00	10/1/24	5,000,000	5,073,000
Maryland Economic Development
Corp., Student Housing Revenue
(Morgan State University)	6.00	7/1/22	2,950,000	2,985,931
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Project)	6.00	6/1/13	1,760,000 a	1,967,979
Maryland Economic Development
Corp., Student Housing Revenue
(University of Maryland,
College Park Projects)
(Insured; CIFG)	5.00	6/1/25	2,770,000	2,888,972
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	5.88	7/1/21	1,750,000	1,857,538
Maryland Economic Development
Corp., Student Housing Revenue
(University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,860,705
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/18	500,000	536,950
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/19	665,000	713,252
Maryland Health and Higher
Educational Facilities

Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/20	750,000	803,813
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
County General Hospital)	6.00	7/1/21	550,000	589,023
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Hospital Issue)	5.00	11/15/19	7,600,000	7,912,512
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	7,250,000	7,444,010
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins University Issue)	5.00	7/1/32	1,315,000	1,344,311
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.50	6/1/21	335,000	347,542
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Union
Hospital of Cecil County)	6.70	7/1/09	1,270,000	1,314,831
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	3,000,000	3,212,880
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/22	2,000,000	2,162,320
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	6.00	7/1/32	3,000,000	3,228,930
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; AMBAC)	5.00	7/1/24	1,000,000	1,034,750
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)
(Insured; FGIC)	7.00	7/1/22	4,500,000	5,753,655
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates

Limited Partnership Facility)	8.75	11/15/10	630,000	463,239
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	5.50	5/1/20	420,000	437,270
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel School)	6.00	5/1/35	1,000,000	1,055,930
Maryland State and Local Loan
Facilities	5.00	8/1/16	10,000,000	10,691,600
Montgomery County,
Consolidated Public Improvement	5.25	10/1/15	2,000,000	2,140,060
Montgomery County,
Special Obligation (West
Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000	525,595
Montgomery County,
Special Obligation (West
Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000	3,137,643
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	41,025,000	12,211,502
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	643,243
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,500,000	2,499,900
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/20	500,000	523,230
Morgan State University,
Academic and Auxiliary
Facilities Fees Revenue
(Insured; FGIC)	5.00	7/1/22	1,000,000	1,043,650
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/13	1,400,000	1,465,478
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000	1,273,094
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Insured; AMBAC)	5.50	4/1/15	7,000,000	7,494,550
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Insured; AMBAC)	5.50	4/1/16	8,000,000	8,537,920
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Resource
Recovery)	6.00	7/1/08	2,720,000	2,796,758
Prince Georges County,

Special Obligation (National
Harbor Project)	5.20	7/1/34	4,000,000	3,960,840
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/15	5,000,000	5,275,950
Washington Suburban Sanitary
District (General Construction)	5.00	6/1/16	1,500,000	1,582,785
U.S. Related--2.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,062,680
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.13	7/1/30	1,970,000	2,041,275
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,500,000	1,566,915
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.00	1/1/08	1,245,000 a	1,279,872
Total Long-Term Municipal Investments
(cost $212,002,390)				217,003,541
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)	Value ($)

Maryland;
Maryland Economic Development
Corp., Multi-Modal Revenue
(United States Pharmacopeial
Project) (Insured; AMBAC and
Liquidity Facility; Bank of
America)	3.65	8/1/06	755,000 b	755,000
Maryland Economic Development
Corp., Multi-Modal Revenue
(United States Pharmacopeial
Project) (Insured; AMBAC and
Liquidity Facility; Bank of
America)	3.74	8/1/06	1,770,000 b	1,770,000
Montgomery County,
Consolidated Public
Improvement, BAN (Liquidity
Facility; Dexia Credit Locale)	3.68	8/1/06	1,000,000 b	1,000,000
Total Short-Term Municipal Investments
(cost $3,525,000)				3,525,000
Total Investments (cost $215,527,390)			99.0%	220,528,541
Cash and Receivables (Net)			1.0%	2,271,962
Net Assets			100.0%	222,800,503

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Massachusetts Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--89.8%
Bellingham
(Insured; AMBAC)	5.00	3/1/17	1,945,000	2,043,709
Bellingham
(Insured; AMBAC)	5.00	3/1/18	2,040,000	2,142,653
Bellingham
(Insured; AMBAC)	5.00	3/1/19	2,140,000	2,246,765
Bellingham
(Insured; AMBAC)	5.00	3/1/20	2,245,000	2,351,144
Boston	5.75	2/1/10	3,945,000 a	4,196,888
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Co. Project)	7.38	5/15/15	1,805,000	1,812,364
Brookline	5.25	4/1/20	3,860,000	4,068,363
Greater Lawrence Sanitation
District (Insured; MBIA)	5.75	6/15/10	1,425,000 a	1,537,233
Holliston
(Insured; MBIA)	5.25	4/1/20	1,655,000	1,772,538
Hopkinton	5.00	9/1/17	1,735,000	1,823,502
Hopkinton	5.00	9/1/18	1,735,000	1,822,548
Hopkinton	5.00	9/1/19	1,735,000	1,817,118
Hopkinton	5.00	9/1/20	1,735,000	1,808,685
Lynn Water and Sewer Commission,
General Revenue (Insured; MBIA)	5.00	12/1/32	2,000,000	2,053,580
Marblehead	5.00	8/15/23	1,835,000	1,920,860
Marblehead	5.00	8/15/24	1,925,000	2,011,067
Massachusetts,
Consolidated Loan	5.00	9/1/25	3,400,000	3,539,638
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.13	3/1/12	3,000,000 a	3,188,580
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.38	8/1/12	1,000,000 a	1,080,180
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	6.20	3/1/16	2,055,000	2,332,487
Massachusetts Bay Transportation
Authority (General
Transportation Systems)	7.00	3/1/21	1,000,000	1,220,840
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/10	5,255,000 a	5,532,622
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000	2,516,904

Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/30	1,495,000	1,552,737
Massachusetts Bay Transportation
Authority, Sales Tax Revenue	5.00	7/1/12	1,000,000 a	1,061,660
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; MBIA)	5.50	7/1/27	2,000,000	2,300,220
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	5.00	5/1/23	1,190,000	1,236,779
Massachusetts College Building
Authority, Project Revenue
(Insured; MBIA)	0.00	5/1/26	5,385,000	2,163,855
Massachusetts Development Finance
Agency, Education Facility
Revenue (Academy of the
Pacific Rim Project) (Insured;
ACA)	5.13	6/1/31	1,820,000	1,849,393
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	2,033,645
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	1,117,402
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.75	1/1/10	2,000,000 a	2,205,220
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/23	1,000,000	1,108,570
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	5,000,000	5,176,950
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	5.75	6/20/22	600,000	662,526
Massachusetts Development Finance
Agency, Revenue (Neville
Communities Home, Inc.
Project) (Collateralized; GNMA)	6.00	6/20/44	1,500,000	1,662,780
Massachusetts Development Finance
Agency, RRR (Ogden Haverhill
Project)	5.50	12/1/19	1,200,000	1,243,536
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,008,600
Massachusetts Educational
Financing Authority, Education

Loan Revenue (Insured; AMBAC)	5.85	7/1/14	400,000	403,408
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
College Program) (Insured;
AMBAC)	5.25	10/1/26	2,845,000	2,956,837
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University)	6.00	7/1/10	2,500,000 a	2,721,325
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University)	5.00	7/15/22	2,945,000	3,073,461
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University)	5.13	7/15/37	2,000,000	2,074,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Healthcare
Systems-Covenant Health)	6.00	7/1/22	5,100,000	5,464,599
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/32	1,160,000	1,349,138
Massachusetts Health and
Educational Facilities
Authority, Revenue (Medical
Academic and Scientific
Community Organization Issue)	6.63	1/1/15	2,500,000	2,523,550
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Hospital)	6.50	7/15/23	2,250,000	2,418,255
Massachusetts Health and
Educational Facilities
Authority, Revenue (New
England Medical Center
Hospital) (Insured; FGIC)	5.38	5/15/17	1,950,000	2,073,220
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/16	1,520,000	1,659,460
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	6.00	7/1/17	1,145,000	1,250,054
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners

Healthcare System)	5.00	7/1/20	1,200,000	1,242,132
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	1,350,000	1,450,602
Massachusetts Health and
Educational Facilities
Authority, Revenue (Schepens
Eye Research) (Insured; ACA)	6.50	7/1/28	2,100,000	2,267,937
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College) (Insured; FGIC)	5.00	10/1/23	1,000,000	1,037,470
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College)
(Insured; Radian)	5.13	10/15/23	1,100,000	1,137,125
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.50	8/15/17	1,700,000	1,900,447
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.50	8/15/18	1,625,000	1,822,177
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University)	5.25	2/15/30	2,000,000	2,067,140
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	1,940,992
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College)	5.00	7/1/19	1,165,000	1,212,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	5.00	7/1/26	1,310,000	1,367,745
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/24	1,620,000	1,620,518
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/26	1,250,000	1,256,750
Massachusetts Housing Finance
Agency, Housing	5.00	12/1/28	1,000,000	1,003,120
Massachusetts Housing Finance
Agency, Housing	5.00	6/1/30	1,000,000	1,022,370
Massachusetts Housing Finance
Agency, Housing	5.25	12/1/33	2,000,000	2,033,700

Massachusetts Housing Finance
Agency, Housing	5.10	6/1/37	3,000,000	3,035,340
Massachusetts Housing Finance
Agency, Housing	5.10	12/1/37	2,180,000	2,191,401
Massachusetts Housing Finance
Agency, Housing Development
(Insured; MBIA)	5.40	6/1/20	345,000	351,834
Massachusetts Industrial Finance
Agency, Revenue (Phillips
Academy Issue)	5.38	9/1/08	1,500,000 a	1,577,520
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	2,000,000	2,059,180
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,822,727
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	2/1/07	4,870,000 a	4,965,647
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/09	1,710,000 a	1,802,699
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	1,000,000	1,052,170
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,194,680
Massachusetts Water Resources
Authority (Insured; MBIA)	5.20	8/1/11	1,000,000 a	1,069,700
Massachusetts Water Resources
Authority (Insured; MBIA)	5.25	8/1/26	2,000,000	2,156,940
Medford
(Insured; AMBAC)	5.00	3/15/19	1,155,000	1,212,923
Narragansett Regional School
District, GO (Insured; AMBAC)	6.50	6/1/16	1,205,000	1,332,489
New England Educational Loan
Marketing Corp., Student Loan
Revenue	6.90	11/1/09	1,000,000	1,029,800
Pittsfield
(Insured; MBIA)	5.13	4/15/22	1,500,000	1,590,585
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	1,000,000 a	1,070,110
Triton Regional School District
(Insured; FGIC)	5.25	4/1/19	1,420,000	1,509,105
Triton Regional School District
(Insured; FGIC)	5.25	4/1/20	1,420,000	1,509,105
Westfield
(Insured; FGIC)	6.50	5/1/10	1,750,000 a	1,929,077
Woods Hole, Martha's Vineyard and
Nantucket Steamship Authority	5.00	3/1/19	3,070,000	3,237,438
U.S. Related--8.7%
Children's Trust Fund of Puerto

Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	2,065,000	2,114,291
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,278,690
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	315,950
Puerto Rico Commonwealth,
Public Improvement (Insured;
XLCA)	5.25	7/1/17	1,460,000	1,593,751
Puerto Rico Electric Power
Authority, Power Revenue	5.13	7/1/29	1,700,000	1,747,226
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.13	7/1/26	1,000,000	1,044,610
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/19	2,000,000	2,207,680
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; CIFG)	5.75	7/1/20	2,000,000	2,207,680
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	4,665,000	1,170,868
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,118,348
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue
(Insured; AMBAC)	6.25	7/1/15	1,100,000	1,287,198
Total Long-Term Municipal Investments
(cost $184,701,508)				192,361,865
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	3.50	8/1/06	1,000,000 b	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Childrens
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.65	8/1/06	500,000 b	500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	3.65	8/1/06	1,000,000 b	1,000,000

Total Short-Term Municipal Investments
(cost $2,500,000)		2,500,000
Total Investments (cost $187,201,508)	99.8%	194,861,865
Cash and Receivables (Net)	.2%	479,068
Net Assets	100.0%	195,340,933

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes

SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Michigan Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.0%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--99.7%
Allegan Hospital Finance
Authority, HR (Allegan General
Hospital)	6.88	11/15/17	4,460,000	4,776,214
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/14	8,000,000	5,804,320
Brighton Area School District
(Insured; AMBAC)	0.00	5/1/20	3,900,000	2,089,620
Detroit,
Water Supply System Revenue
(Insured; FGIC)	5.75	7/1/11	4,000,000 a	4,380,840
Detroit,
Water Supply System Revenue
(Insured; MBIA)	5.00	7/1/34	8,650,000	8,829,574
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,200,000	1,175,760
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000	1,177,299
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	6.00	5/1/20	1,000,000	1,172,170
Detroit School District,
School Building and Site
Improvement (Insured; FGIC)	5.00	5/1/28	3,500,000	3,577,140
Dickinson County Healthcare
System, HR (Insured; ACA)	5.50	11/1/13	2,515,000	2,628,753
Dickinson County Healthcare
System, HR (Insured; ACA)	5.70	11/1/18	1,800,000	1,880,784
Fowlerville Community Schools
School District (Insured; MBIA)	5.60	5/1/07	2,995,000 a	3,038,038
Grand Valley State University,
Revenue (Insured; FGIC)	5.25	12/1/10	3,000,000 a	3,173,130
Huron Valley School District
(Insured; FGIC)	0.00	5/1/18	6,270,000	3,704,128
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	2,000,000	2,303,560
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	2,000,000	2,183,240
Michigan Higher Education
Facilities Authority, LOR
(Hillsdale College Project)	5.00	3/1/35	1,200,000	1,215,432
Michigan Higher Education Student
Loan Authority, Student Loan

Revenue (Insured; AMBAC)	5.20	9/1/20	1,540,000	1,591,297
Michigan Hospital Finance
Authority, HR (Detroit Medical
Center)	8.13	8/15/12	75,000	75,115
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA)	5.00	11/15/36	2,000,000	2,056,440
Michigan Hospital Finance
Authority, Revenue (Trinity
Health Credit Group) (Insured;
AMBAC)	6.00	12/1/27	3,500,000	3,789,240
Michigan Housing Development
Authority, Limited Obligation
MFHR (Deaconess Tower
Apartments) (Collateralized;
GNMA)	5.25	2/20/48	1,270,000 b	1,278,776
Michigan Housing Development
Authority, Rental Housing
Revenue (Insured; FSA)	5.20	10/1/42	2,500,000	2,527,975
Michigan Housing Representatives,
COP (Insured; AMBAC)	0.00	8/15/22	4,525,000	2,151,321
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	6.78	10/1/21	5,100,000 c,d	5,801,709
Michigan Strategic Fund,
LOR (Detroit Edison Co. Exempt
Facilities Project) (Insured;
XLCA)	5.25	12/15/32	1,250,000	1,298,287
Michigan Strategic Fund,
LOR (NSF International Project)	5.13	8/1/19	700,000	716,940
Michigan Strategic Fund,
LOR (NSF International Project)	5.25	8/1/26	1,000,000	1,023,800
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,600,000	2,592,954
Monroe County Economic Development
Corp., LOR (Detroit Edison Co.
Project) (Insured; FGIC)	6.95	9/1/22	2,000,000	2,563,720
Pontiac Tax Increment Finance
Authority, Revenue	6.38	6/1/31	3,170,000	3,378,586
Redford University School District
(Insured; AMBAC)	5.50	5/1/15	1,260,000	1,395,160
Romulus Economic Development
Corp., Limited Obligation EDR
(Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property Insurance
Co.)	7.00	11/1/15	3,700,000	4,435,153
Stockbridge Community Schools,
School Building and Site	5.50	5/1/10	600,000 a	635,622
Sturgis Public School District,

School Building and Site	5.63	5/1/10	5,085,000 a	5,408,914
Summit Academy North,
Public School Academy Revenue	5.50	11/1/35	1,500,000	1,396,050
Wayne County Airport Authority,
Revenue (Detroit Metropolitan
Wayne County Airport)
(Insured; MBIA)	5.25	12/1/25	2,500,000	2,626,875
Wyandotte,
Electric Revenue (Insured;
MBIA)	5.38	10/1/16	1,870,000	1,945,455
Wyandotte,
Electric Revenue (Insured;
MBIA)	5.38	10/1/17	2,000,000	2,079,940
U.S. Related--.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	315,950
Total Investments (cost $98,036,384)			100.0%	104,195,281
Liabilities, Less Cash and Receivables			(.0%)	(5,327)
Net Assets			100.0%	104,189,954

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Inverse floater security--the interest rate is subject to change periodically.
d Security exempt from registration under Rule 144A of the Security Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $5,801,709 or 5.6% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Statement Of Financial Futures July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Sold Short

U.S. Treasury 10 Year Notes	49	(5,195,531)	September 2006	(18,522)

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.1%	Rate (%)	Date	Amount ($)	Value ($)

Andover Economic Development
Authority, Public Facility LR
(Andover Community Center)	5.20	2/1/34	1,500,000	1,544,565
Anoka County,
SWDR (United Power Association
Project) (Guaranteed; National
Rural Utilities Cooperative
Finance Corp.)	6.95	12/1/08	1,645,000	1,658,176
Bloomington Independent School
District Number 271 (Insured;
FSA)	5.13	2/1/24	2,000,000	2,097,020
Chaska,
Electric Revenue	6.00	10/1/10	3,000,000 a	3,253,740
Chaska,
Electric Revenue	5.25	10/1/25	1,000,000	1,046,200
Chaska,
Electric Revenue	5.00	10/1/30	1,035,000	1,050,525
Columbia Heights,
MFHR (Crest View)
(Collateralized; GNMA)	6.63	4/20/43	1,500,000	1,618,200
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,058,590
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	1,000,000	1,053,800
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	3,000,000	3,206,670
Lake Superior Independent School
District Number 381 (Insured;
FSA)	5.00	4/1/20	2,510,000	2,622,297
Lake Superior Independent School
District Number 381 (Insured;
FSA)	5.00	4/1/21	2,640,000	2,746,128
Lakeville Independent School
District Number 194 (Insured;
FGIC)	5.50	2/1/24	8,700,000	9,368,247
Mahtomedi Independent School
District Number 832 (Insured;
MBIA)	0.00	2/1/17	1,275,000	806,488

Minneapolis	0.00	12/1/14	1,825,000	1,295,166
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.00	4/1/10	365,000	363,073
Minneapolis,
Health Care Facilities Revenue
(Shelter Care Foundation
Project)	6.50	4/1/29	1,000,000	956,570
Minneapolis,
Revenue (Blake School Project)	5.45	9/1/21	2,000,000	2,087,520
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	1,017,960
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,084,680
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Systems Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,476,681
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	4,995,000 a	5,350,594
Minneapolis and Saint Paul
Metropolitan Airports
Commission, Airport Revenue
(Insured; FGIC)	5.25	1/1/32	2,500,000	2,587,400
Minnesota,
Duluth Airport Revenue	6.25	8/1/14	2,240,000	2,249,610
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	3,850,000 a	4,263,374
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	161,145
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/22	1,130,000	1,209,959
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical Lutheran
Project)	6.00	2/1/27	1,750,000	1,865,255
Minnesota Higher Education
Facilities Authority, Revenue

(Augsburg College)	5.00	5/1/36	1,500,000	1,497,570
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.40	4/1/07	2,125,000 a	2,149,374
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/20	3,580,000	3,663,593
Minnesota Housing Finance Agency,
Residential Housing Finance	5.00	1/1/37	1,000,000	1,033,460
Minnesota Housing Finance Agency,
SFMR	5.80	1/1/19	1,020,000	1,058,383
Minnesota Housing Finance Agency,
SFMR (Insured; MBIA)	5.45	1/1/22	525,000	543,448
Minnesota Retirement Systems,
Building Revenue	6.00	6/1/30	1,475,000	1,578,250
Northern Municipal Power Agency,
Electric System Revenue
(Insured; FSA)	6.82	1/1/16	5,000,000 b,c	5,532,200
Northfield,
HR	6.00	11/1/11	2,000,000 a	2,194,720
Northfield,
HR	5.38	11/1/31	1,125,000 d	1,162,069
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,013,130
Rosemount Independent School
District Number 196 (Insured;
MBIA)	0.00	4/1/14	2,960,000	2,158,758
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000	1,568,265
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,500,000	1,624,845
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.70	11/1/15	2,000,000	2,066,360
Saint Paul Housing and
Redevelopment Authority, MFHR
(Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000	2,040,160
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Block 19
Ramp) (Insured; FSA)	5.25	8/1/23	3,395,000	3,579,213
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	2,850,000 a	3,124,626
Shakopee Independent School

District Number 720, GO School
Building (Insured; MBIA)	4.25	2/1/26	1,600,000	1,521,872
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/25	4,505,000	1,907,913
Southern Municipal Power Agency,
Power Supply System Revenue
(Insured; MBIA)	0.00	1/1/26	4,625,000	1,865,910
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000	1,012,650
Washington County Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project) (Insured;
ACA)	5.38	11/15/18	2,215,000	2,255,512
Washington County Housing and
Redevelopment Authority,
Pooled Financing (Insured;
MBIA)	5.50	2/1/32	2,000,000	2,095,000
Willmar
(Rice Memorial Hospital
Project) (Insured; FSA)	5.00	2/1/32	4,000,000	4,119,600
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,693,675
Total Investments (cost $111,581,339)			100.1%	117,160,189
Liabilities, Less Cash and Receivables			(.1%)	(60,500)
Net Assets			100.0%	117,099,689

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transaction exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $5,532,200 or 4.7% of net assets.
d Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Statement Of Financial Futures July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Sold Short

U.S. Treasury 10 Year Notes	53	(5,619,656)	September 2006	(20,034)

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, North Carolina Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--104.6%	Rate (%)	Date	Amount ($)	Value ($)

North Carolina--91.2%
Alamance County,
GO School	4.10	2/1/24	250,000	238,065
Appalachian State University,
Housing and Student Center
System Revenue (Insured; FSA)	5.60	7/15/10	1,000,000 a	1,075,080
Cabarrus County,
COP Installment Financing
Contract	5.50	4/1/14	2,000,000	2,158,360
Cary	5.00	3/1/19	1,500,000	1,577,460
Charlotte	5.60	6/1/10	2,770,000 a	2,996,697
Charlotte	5.00	7/1/21	1,525,000	1,600,487
Charlotte	5.00	7/1/22	2,110,000	2,201,806
Charlotte,
Airport Revenue (Insured; MBIA)	5.75	7/1/29	1,500,000	1,582,350
Charlotte,
Storm Water Fee Revenue	6.00	6/1/10	2,000,000 a	2,174,640
Charlotte,
Storm Water Fee Revenue	5.25	6/1/20	1,000,000	1,072,610
Charlotte,
Water and Sewer System Revenue	5.50	6/1/17	1,650,000	1,777,891
Charlotte,
Water and Sewer System Revenue	4.63	7/1/36	1,000,000	993,550
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000	1,793,972
Durham County,
GO Public Improvement	5.00	6/1/18	1,000,000	1,073,430
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000	1,040,530
Johnston County,
GO (Insured; MBIA)	4.50	2/1/25	1,250,000	1,249,225
New Hanover County,
COP, Public Improvement (New
Hanover County Projects)	5.75	11/1/10	1,700,000 a	1,859,596
North Carolina,
GO (Higher Education)	5.25	6/1/16	1,000,000	1,101,860
North Carolina Capital Facilities
Financing Agency, Revenue
(Duke University Project)	5.13	7/1/42	1,000,000	1,026,120
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000	1,158,760
North Carolina Eastern Municipal

Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	3,000,000	3,258,540
North Carolina Educational
Assistance Authority,
Guaranteed Student Loan Revenue	6.35	7/1/16	4,375,000	4,464,731
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,155,000	1,182,293
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000	1,208,616
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (DePaul Community
Facilities Project)	7.63	11/1/29	2,115,000	2,178,619
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybyrn at
Maryfield Project)	6.13	10/1/35	1,000,000	1,028,850
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/25	1,000,000	1,060,030
North Carolina Medical Care
Commission, HR (NorthEast
Medical Center Project)
(Insured; AMBAC)	5.50	11/1/30	2,000,000	2,111,260
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000	2,115,980
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	1,962,043
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	6.00	10/1/33	1,000,000	1,038,110
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project)	6.50	7/1/32	1,000,000	1,069,530
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (United Church Homes
and Services)	5.25	9/1/21	1,000,000	1,008,000

North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	3,250,000	3,512,763
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/25	500,000	495,920
Orange County,
COP (Orange County Public
Improvement Projects)
(Insured; AMBAC)	4.50	4/1/26	500,000	494,505
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	6/1/11	1,700,000 a	1,790,372
University of North Carolina,
University Revenue (Chapel
Hill University)	5.00	12/1/20	300,000	312,072
Wilkes County,
COP (Insured; MBIA)	4.50	6/1/26	1,000,000 b	982,550
Winston Salem,
COP	4.75	6/1/31	1,000,000	1,003,450
U.S. Related--13.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	315,950
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,045,810
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/29	1,315,000	1,506,898
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/35	1,000,000	1,037,470
Puerto Rico Public Finance Corp.
(Insured; MBIA)	5.38	8/1/11	4,000,000 a	4,286,680
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	850,000	887,171
Total Investments (cost $68,034,664)			104.6%	71,110,702
Liabilities, Less Cash and Receivables			(4.6%)	(3,112,060)
Net Assets			100.0%	67,998,642

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c At July 31, 2006, the fund had $18,293,801 or 26.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Ohio Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.4%	Rate (%)	Date	Amount ($)	Value ($)

Ohio--96.5%
Adena Local School District,
GO (School Improvement)	5.50	12/1/21	1,085,000	1,170,986
Akron	6.00	12/1/12	1,380,000	1,546,497
Akron
(Insured; MBIA)	5.50	12/1/20	1,460,000	1,565,397
Akron,
Sewer Systems Revenue
(Insured; MBIA)	5.88	12/1/06	1,200,000 a	1,220,676
Brunswick City School District
(Insured; AMBAC)	5.00	12/1/23	2,000,000	2,069,760
Cincinnati,
Water System Revenue	5.00	12/1/20	1,000,000	1,040,240
Cincinnati,
Water System Revenue	5.00	12/1/22	5,545,000	5,736,912
Cincinnati,
Water System Revenue	5.00	12/1/23	3,130,000	3,231,819
Cincinnati City School District,
Classroom Facilities
Construction and Improvement
(Insured; FSA)	5.00	12/1/31	7,000,000	7,222,740
Cincinnati City School District,
School Improvement (Insured;
MBIA)	5.38	12/1/11	6,560,000 a	7,053,509
Cincinnati Technical College
(Insured; AMBAC)	5.25	10/1/22	2,825,000	3,010,377
Clermont County,
Hospital Facilities Revenue
(Mercy Health Systems)
(Insured; AMBAC)	5.63	9/1/16	4,250,000	4,405,295
Cleveland,
COP (Stadium Project)
(Insured; AMBAC)	5.25	11/15/22	1,210,000	1,249,870
Cleveland,
Public Power System Revenue
(Insured; MBIA)	5.13	11/15/18	9,650,000	9,861,046
Cleveland,
Waterworks Revenue (Insured;
FSA)	5.00	1/1/23	1,315,000	1,341,852
Cleveland,
Waterworks Revenue (Insured;
MBIA)	5.50	1/1/21	8,000,000	8,991,120
Cleveland-Cuyahoga County Port
Authority, Revenue, Special
Assessment/Tax Increment	7.00	12/1/18	2,345,000	2,498,480

Cleveland-Cuyahoga County Port
Authority, Revenue, Special
Assessment/Tax Increment	7.35	12/1/31	3,655,000	3,911,435
Columbus City School District
(Insured; FSA)	5.00	12/1/32	2,765,000	2,861,001
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	6,250,000	6,882,313
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	4,845,000 a	5,163,365
Cuyahoga County,
Mortgage Revenue (West Tech
Apartments Project)
(Collateralized; GNMA)	5.95	9/20/42	5,295,000	5,502,087
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/19	1,860,000	1,981,365
Fairfield City School District,
School Improvement Unlimited
Tax (Insured; FGIC)	5.38	12/1/20	1,400,000	1,491,350
Forest Hills Local School District
(Insured; MBIA)	5.70	12/1/07	1,000,000 a	1,035,980
Franklin County,
HR (Holy Cross Health System
Corp.)	5.80	6/1/16	260,000	265,541
Franklin County,
Multifamily Housing Mortgage
Revenue (Agler Green Project)
(Collateralized; GNMA)	5.80	5/20/44	1,200,000	1,246,992
Greater Cleveland Regional Transit
Authority (Insured; FGIC)	5.65	12/1/06	5,445,000 a	5,534,843
Hamilton County,
EDR (King Highland Community
Urban Redevelopment Corp. -
University of Cincinnati,
Lessee, Project) (Insured;
MBIA)	5.00	6/1/33	2,000,000	2,073,000
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	17,940,000	6,548,818
Hamilton County,
Sewer System Revenue (Insured;
MBIA)	5.25	12/1/11	1,000,000 a	1,069,250
Hamilton County,
Sewer System Revenue (Insured;
MBIA)	5.25	12/1/11	1,000,000 a	1,069,250
Highland Local School District,
School Improvement (Insured;

FSA)	5.75	12/1/11	1,675,000 a	1,831,076
Highland Local School District,
School Improvement (Insured;
FSA)	5.75	12/1/11	2,020,000 a	2,208,224
Hilliard School District,
School Improvement (Insured;
FGIC)	0.00	12/1/13	1,655,000	1,223,062
Hilliard School District,
School Improvement (Insured;
FGIC)	0.00	12/1/14	1,655,000	1,169,737
Lebanon City School District
(Insured; FSA)	5.50	12/1/11	4,050,000 a	4,378,941
Little Miami Local School
District, School Improvement
Unlimited Tax GO (Insured; FSA)	5.00	12/1/34	1,370,000	1,420,868
Massillon City School District,
Improvement (Insured; MBIA)	5.25	12/1/19	1,300,000	1,385,930
Massillon City School District,
Improvement (Insured; MBIA)	5.00	12/1/25	1,150,000	1,188,801
Milford Exempt Village School
District, School Improvement
(Insured; FSA)	6.00	12/1/11	1,910,000 a	2,110,817
Monroe,
Improvement (Insured; FSA)	5.25	12/1/18	1,035,000	1,111,362
Montgomery County,
MFHR (Chevy Chase Apartments)
(Collateralized; FHLMC)	4.95	11/1/23	1,750,000	1,736,840
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000	2,107,020
North Royalton City School
District (Insured; MBIA)	6.10	12/1/09	2,500,000 a	2,725,275
Ohio
(Insured; FSA)	6.23	3/15/20	7,760,000 b,c	8,405,011
Ohio,
PCR (Standard Oil Co. Project)
(Guaranteed; British Petroleum
Co. PLC)	6.75	12/1/15	2,700,000	3,221,829
Ohio,
SWDR (USG Corp. Project)	5.60	8/1/32	3,000,000	3,067,530
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Kenyon
College Project)	5.00	7/1/41	3,000,000 d	3,035,430
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC)	5.00	5/1/23	2,250,000	2,332,868
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	6.05	9/1/17	940,000	967,918

Ohio State University,
General Receipts	5.25	6/1/23	2,625,000	2,793,525
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	7,700,000	8,103,095
Ohio University,
Subordinated General Receipts
(Insured; FSA)	5.00	12/1/31	1,250,000	1,298,500
Otsego Local School District,
GO (School Facilities
Construction and Improvement)
(Insured; FSA)	5.38	12/1/32	1,460,000	1,558,842
Pickerington Local School
District (School Facilities
Construction and Improvement)
(Insured; FGIC)	5.25	12/1/11	6,000,000 a	6,415,500
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,250,000	2,419,335
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000	2,681,500
Strongsville,
Library Improvement (Insured;
FGIC)	5.50	12/1/20	1,700,000	1,822,723
Summit County
(Insured; FGIC)	6.50	12/1/10	2,000,000 a	2,229,460
Summit County Port Authority,
Development Revenue (Bond Fund
Program-Twinsburg Township
Project)	5.13	5/15/25	660,000	660,917
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000	1,061,480
Toledo
(Insured; AMBAC)	5.63	12/1/06	1,000,000 a	1,026,290
Toledo Lucas County Port
Authority, Revenue (Northwest
Ohio Bond Fund)	6.38	11/15/32	1,650,000	1,787,478
University of Cincinnati,
General Receipts (Insured;
FGIC)	5.75	6/1/11	2,165,000 a	2,369,246
University of Cincinnati,
General Receipts (Insured;
FGIC)	5.75	6/1/11	1,500,000 a	1,641,510
University of Cincinnati,
General Receipts (Insured;
MBIA)	5.00	6/1/21	3,040,000	3,131,990

Warren,
Waterworks Revenue (Insured;
FGIC)	5.50	11/1/15	1,450,000	1,583,154
West Muskingum Local School
District (School Facilities
Construction and Improvement)
(Insured; FGIC)	5.00	12/1/30	2,945,000	3,034,999
Youngstown
(Insured; AMBAC)	5.38	12/1/25	2,195,000	2,311,291
Youngstown
(Insured; AMBAC)	6.00	12/1/31	2,370,000	2,575,692
U.S. Related--3.9%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	789,875
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,045,810
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,275,670
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	3,000,000	3,125,580
Total Investments (cost $203,860,986)			100.4%	214,225,167
Liabilities, Less Cash and Receivables			(.4%)	(847,458)
Net Assets			100.0%	213,377,709

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $8,405,011 or 3.9% of net assets.
d Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Statement Of Financial Futures July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Sold Short

U.S. Treasury 10 Year Notes	99	(10,497,094)	September 2006	(37,422)

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Pennsylvania Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--97.8%
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,075,349
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/19	1,900,000	1,990,877
Bethlehem Area Vocational
Technical School Authority, LR
(Insured; MBIA)	5.00	9/1/19	895,000	918,914
Bristol Borough School District,
GO (Insured; FSA)	5.25	3/1/31	1,000,000	1,055,760
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,568,610
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.38	6/1/17	1,340,000	1,427,435
Bucks County Water and Sewer
Authority, Collection Sewer
System Revenue (Insured; AMBAC)	5.00	6/1/19	1,480,000	1,545,090
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; AMBAC)	5.38	6/1/18	1,255,000	1,341,557
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center Project)
(Collateralized; GNMA)	5.80	4/20/29	6,120,000	6,502,194
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	495,444
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	913,106
Central Bucks School District
(Insured; FGIC)	5.00	5/15/22	580,000	602,440
Charleroi Area School Authority,
School Revenue (Insured; FGIC)	0.00	10/1/20	2,000,000	1,037,080
Council Rock School District
(Insured; MBIA)	5.00	11/15/20	1,400,000	1,459,752
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;

AMBAC)	5.13	10/1/06	950,000 a	952,308
Cumberland County Municipal
Authority, College Revenue
(Messiah College) (Insured;
AMBAC)	5.13	10/1/15	50,000	50,102
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center Project)	6.00	1/1/25	3,000,000	2,817,150
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania Inc. Project)
(Insured; FGIC)	5.00	11/1/37	5,165,000	5,259,210
Dover Area School District,
GO (Insured; FGIC)	5.38	4/1/13	1,500,000 a	1,630,995
Harrisburg Authority,
Office and Parking Revenue	6.00	5/1/08	2,000,000 a	2,077,200
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/18	2,750,000	1,576,822
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/18	2,750,000	1,539,945
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/19	2,750,000	1,455,492
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	5/1/20	2,750,000	1,411,465
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/20	2,500,000	1,252,400
Health Care Facilities Authority
of Sayre, Revenue (Guthrie
Health Issue)	5.85	12/1/20	3,000,000	3,204,330
Health Care Facilities Authority
of Sayre, Revenue (Guthrie
Health Issue)	5.75	12/1/21	4,750,000	5,046,638
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/17	1,440,000	1,536,250
Kennett Consolidated School
District, GO (Insured; FGIC)	5.25	2/15/20	1,000,000	1,066,840
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	540,000	264,956
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	1,453,798
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000	1,527,401
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/12	1,045,000 a	1,128,004

Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/16	50,000	53,498
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	160,000 a	170,402
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	2,370,000 a	2,524,074
North Allegheny School District
(Insured; FGIC)	5.05	11/1/21	1,455,000	1,516,256
North Schuylkill School District,
GO (Insured; FGIC)	5.00	11/15/28	635,000	651,796
Northampton County General Purpose
Authority, County Agreement
Revenue (Insured; FSA)	5.13	10/1/20	2,225,000	2,348,532
Northampton County Industrial
Development Authority,
Mortgage Revenue (Moravian
Hall Square Project) (Insured;
Radian)	5.00	7/1/17	1,890,000	1,954,336
Palmyra Area School District,
GO (Insured; XLCA)	5.00	6/1/22	1,685,000 b	1,749,586
Pennridge School District
(Insured; MBIA)	5.00	2/15/21	1,000,000	1,039,980
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/10	445,000 a	474,330
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	5.45	12/1/19	2,170,000	2,298,790
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/22	1,200,000	556,524
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/23	3,790,000	1,668,434
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/24	3,790,000	1,583,348
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; FGIC)	0.00	12/1/25	3,790,000	1,510,883
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/19	560,000	582,932
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State Higher Education
System) (Insured; AMBAC)	5.00	6/15/20	1,915,000	1,992,558
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	5,000,000	5,415,350

Pennsylvania Housing Finance
Agency	5.00	4/1/16	2,000,000	2,050,160
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,485,000	2,554,828
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	5,000,000	5,096,800
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/15	1,000,000	1,036,580
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.00	6/15/18	5,580,000	5,721,509
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	3,780,000	3,930,293
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.25	12/1/18	2,740,000	2,844,558
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue
(Insured; AMBAC)	5.00	12/1/23	425,000	436,411
Philadelphia Authority for
Industrial Development, LR
(Insured; FSA)	5.50	10/1/15	2,870,000	3,101,437
Philadelphia Gas Works,
Revenue (1998 General
Ordinance-4th Series)
(Insured; FSA)	5.25	8/1/22	2,000,000	2,103,320
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,000,000	2,049,160
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; FSA)	5.00	12/1/21	1,685,000	1,743,941
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.50	4/15/18	3,600,000	3,856,680
Philadelphia Redevelopment
Authority, Revenue
(Philadelphia Neighborhood
Transformation Initiative)
(Insured; FGIC)	5.00	4/15/30	3,480,000	3,579,946

Philadelphia Water and Wastewater,
Revenue (Insured; MBIA)	5.60	8/1/18	800,000	858,248
Pittsburgh
(Insured; AMBAC)	5.50	9/1/07	1,655,000 a	1,687,041
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,532,764
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/18	1,390,000	1,445,558
Scranton School District,
Notes (Insured; MBIA)	5.00	4/1/19	2,710,000	2,817,153
South Side Area School District,
GO (Insured; FGIC)	5.25	6/1/10	2,080,000 a	2,187,682
Southeastern Pennsylvania
Transportation Authority,
Special Revenue (Insured; FGIC)	5.38	3/1/17	3,000,000	3,085,170
Spring-Ford Area School District
(Insured; FSA)	5.00	4/1/21	1,015,000	1,055,620
State Public School
Building Authority, Revenue
(Central Montgomery County
Area Vocational Technical School)
(Insured; FGIC)	5.25	5/15/17	1,055,000	1,134,399
State Public School
Building Authority, Revenue
(Central Montgomery County
Area Vocational Technical School)
(Insured; FGIC)	5.25	5/15/18	1,110,000	1,189,720
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/18	1,040,000	1,094,059
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/19	1,070,000	1,119,584
State Public School Building
Authority, School LR (Daniel
Boone Area School District
Project) (Insured; MBIA)	5.00	4/1/20	1,100,000	1,145,837
State Public School
Building Authority, School Revenue
(Marple Newtown School
District Project) (Insured;
MBIA)	5.00	3/1/19	3,680,000	3,835,958
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,610,000	3,858,657
State Public School Building
Authority, School Revenue

(Tuscarora School District
Project) (Insured; FSA)	5.00	4/1/13	750,000 a	799,118
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/17	1,660,000	1,733,654
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/18	2,010,000	2,098,219
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/24	430,000	448,064
Upper Merion Area School District,
GO	5.25	2/15/13	1,000,000 a	1,079,340
Upper Merion Area School District,
GO	5.25	2/15/18	1,785,000	1,906,416
Warwick School District,
GO (Insured; FSA)	5.00	2/1/27	1,150,000	1,190,227
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured;
AMBAC)	6.05	4/1/14	3,000,000	3,035,310
U.S. Related--.6%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,062,680
Total Long-Term Municipal Investments
(cost $160,200,060)				166,782,624
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania
Chester County Industrial
Development Authority, Revenue
(Archdiocese of Philadelphia)
(LOC; Wachovia Bank)	3.68	8/1/06	2,500,000 c	2,500,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Insured; Radian and
Liquidity Facility; Citizens
Bank Of Pennsylvania)	3.68	8/1/06	1,300,000 c	1,300,000
Total Short-Term Municipal Investments
(cost $3,800,000)				3,800,000
Total Investments (cost $164,000,060)			100.6%	170,582,624
Liabilities, Less Cash and Receivables			(.6%)	(1,085,462)
Net Assets			100.0%	169,497,162

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities payable on demand. Variable interest rate--subject to periodic change.
d At July 31, 2006, 25.7% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Texas Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)

Texas
Alamo Community College District,
Limited Tax (Insured; MBIA)	4.38	2/15/25	1,190,000	1,151,051
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	1,110,000	1,127,072
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/21	1,000,000	1,053,550
Barbers Hill Independent School
District (Insured; AMBAC)	5.00	2/15/23	540,000	560,315
Castleberry Independent School
District (Permanent School
Fund Guaranteed)	5.70	8/15/06	830,000 a	830,647
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,173,689
Comal Independent School District
(Permanent School Fund
Guaranteed)	5.00	2/1/18	1,305,000	1,364,978
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,102,602
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,036,260
Del Mar College District
(Insured; FGIC)	5.25	8/15/17	1,295,000	1,381,571
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000 b	469,593
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/12	2,495,000 a	1,039,542
Denton Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/23	135,000	54,144
El Paso Independent School
District (Permanent School
Fund Guaranteed)	5.00	8/15/20	415,000	430,857
Fort Worth,
General Purpose	5.00	3/1/20	700,000	729,841

Frenship Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/21	470,000	230,244
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,058,900
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 a	590,524
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	322,755
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	5.00	12/1/18	1,145,000	1,192,575
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	2,000,000	1,089,220
Houston,
Water and Sewer Systems
Revenue (Insured; FSA)	0.00	12/1/19	750,000	406,335
Lake Worth Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/23	1,435,000	633,553
Laredo Independent School District
Public Facility Corp., LR,
Series A (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,024,190
Laredo Independent School District
Public Facility Corp., LR,
Series F (Insured; AMBAC)	5.00	8/1/21	740,000	763,554
Laredo Independent School District
Public Facility Corp., LR
(Insured; AMBAC)	5.00	8/1/29	1,000,000	1,015,230
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/30	2,000,000	553,460
Lubbock,
Tax and Electric Light and
Power System Surplus Revenue,
Certificates of Obligation
(Insured; MBIA)	5.00	4/15/18	505,000	525,927
Lubbock Health Facilities
Development Corp., Revenue
(Sears Plains Project)
(Collateralized; GNMA)	5.50	1/20/21	995,000	1,039,934
Lubbock Housing Finance Corp.,
MFHR (Las Colinas Quail Creek
Apartments)	6.00	7/1/22	1,175,000	1,203,376

McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,347,385
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/19	1,045,000	1,123,406
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	5.50	8/15/20	1,100,000	1,182,533
Mesquite Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/27	1,000,000	344,090
Midlothian Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/22	1,750,000	813,313
Montgomery Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/25	2,065,000	2,143,511
North Central Health Facilities
Development Corp., Revenue
(Zale Lipshy University
Hospital Project) (Insured;
FSA)	5.45	4/1/19	2,000,000	2,050,700
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,000,000	1,062,840
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,077,818
San Antonio	5.00	2/1/08	5,000 a	5,095
San Antonio	5.00	2/1/16	120,000	121,922
San Antonio,
Electric and Gas Revenue	5.50	2/1/07	245,000 a	249,650
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	289,035
Schertz-Cibolo-Universal City
Independent School District
(Permanent School Fund
Guaranteed)	5.25	8/1/20	1,275,000	1,339,094
Sharyland Independent School
District, School Building
(Permanent School Fund
Guaranteed)	5.00	2/15/17	1,130,000	1,184,828
South Texas Community College
District (Insured; AMBAC)	5.00	8/15/17	1,790,000	1,882,579
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	940,000	946,082

Texas National Research Laboratory
Commission Financing Corp., LR
(Superconducting Super
Collider Project)	6.95	12/1/12	700,000	772,338
Texas Water Development Board,
State Revolving Fund Senior
Lien Revenue	5.25	7/15/17	1,500,000	1,501,590
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.63	11/1/11	490,000	490,397
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	1,000,000	1,012,700
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/20	1,430,000	675,446
Waxahachie Community Development
Corp., Sales Tax Revenue
(Insured; MBIA)	0.00	8/1/23	1,000,000	397,160
Total Investments (cost $48,176,550)			98.8%	49,169,001
Cash and Receivables (Net)			1.2%	583,903
Net Assets			100.0%	49,752,904

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c At July 31, 2006, 26.7% of the fund's net assets are guaranteed by the Permanent School Fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier State Municipal Bond Fund, Virginia Series
July 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)

Virginia--81.3%
Alexandria,
Consolidated Public
Improvement	5.50	6/15/10	2,625,000 a	2,811,270
Alexandria Redevelopment and
Housing Authority,
Multi-Family Housing Mortgage
Revenue (Buckingham Village
Apartments)	6.13	7/1/21	3,000,000	3,040,320
Amherst Industrial Development
Authority, Educational
Facilities Revenue (Sweet
Briar College)	5.00	9/1/26	1,000,000	1,025,850
Arlington County,
GO Public Improvement	5.00	8/1/21	1,000,000	1,065,200
Bristol,
Utility System Revenue
(Insured; MBIA)	5.25	7/15/20	2,185,000	2,338,147
Chesapeake,
Public Improvement	5.50	12/1/17	1,750,000	1,881,547
Chesapeake Toll Road,
Expressway Revenue	5.63	7/15/19	1,250,000	1,306,687
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,637,805
Dulles Town Center Community
Development Authority, Special
Assessment Tax (Dulles Town
Center Project)	6.25	3/1/26	2,980,000	3,111,686
Economic Development Authority of
James City County, Residential
Care Facility First Mortgage
Revenue (Williamsburg Landing,
Inc.)	5.50	9/1/34	750,000	762,345
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,655,000 a	1,766,249
Fairfax County Water Authority,
Water Revenue	5.50	4/1/10	1,830,000 a	1,953,013
Hampton Redevelopment and Housing
Authority, First Mortgage
Revenue (Olde Hampton Hotel
Associates Project)	6.50	7/1/16	1,200,000	1,159,920
Industrial Development Authority
of Albemarle County, HR

(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000	1,528,463
Industrial Development Authority
of Pittsylvania County, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	634,200
Industrial Development Authority
of the County of Prince
William, Educational
Facilities Revenue (Catholic
Diocese of Arlington)	5.50	10/1/33	1,000,000	1,038,890
Industrial Development Authority
of the County of Prince
William, Residential Care
Facility First Mortgage
Revenue (Westminster at Lake
Ridge)	6.63	1/1/26	1,000,000	1,018,400
Industrial Development Authority
of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School
Facilities Project) (Insured;
AMBAC)	5.00	2/1/30	1,500,000	1,548,735
Isle of Wight County Industrial
Development Authority, Solid
Waste Disposal Facilities
Revenue (Union Camp Corp.
Project)	6.10	5/1/27	2,850,000	2,930,940
Leesburg,
GO Public Utility	5.00	7/1/22	1,000,000	1,057,240
Loudoun County Sanitation
Authority, Water and Sewer
Revenue	5.00	1/1/33	2,000,000	2,070,060
Peninsula Ports Authority of
Virginia, Residential Care
Facility Revenue (Virginia
Baptist Homes)	5.40	12/1/33	500,000	505,885
Prince William County,
COP (Prince William County
Facilities) (Insured; AMBAC)	4.50	9/1/25	1,400,000 b	1,390,200
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
FGIC)	5.25	7/15/17	3,100,000	3,344,962
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; MBIA)	5.50	7/1/21	2,500,000	2,654,475
Tobacco Settlement Financing Corp.
of Virginia, Tobacco
Settlement Asset-Backed Bonds	5.63	6/1/37	1,000,000	1,038,540
Virginia College Building
Authority, Educational
Facilities Revenue (Regent

University Project)	5.00	6/1/36	1,000,000 b	1,003,400
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.75	7/1/22	1,000,000	999,410
Virginia Housing Development
Authority, Multi-Family Housing	5.95	5/1/16	710,000	725,812
Virginia Public Building
Authority, Public Facilities
Revenue	5.75	8/1/10	2,700,000 a	2,896,263
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/19	1,300,000	1,355,913
Virginia Resource Authority,
Clean Water Revenue (State
Revolving Fund)	5.38	10/1/10	3,035,000 a	3,220,439
Virginia Resource Authority,
Infrastructure Revenue
(Virginia Pooled Financing
Program)	4.50	11/1/21	615,000	620,295
U.S. Related--18.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	1,500,000 a	1,621,545
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	315,950
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	1,045,810
Puerto Rico Commonwealth
(Insured; MBIA)	6.56	7/1/12	2,950,000 c,d	3,462,150
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	1,500,000 a	1,553,835
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/12	50,000	54,340
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC)	5.00	7/1/35	1,000,000	1,037,470
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/24	3,000,000	3,265,860
Total Investments (cost $65,160,673)			99.4%	67,799,521
Cash and Receivables (Net)			.6%	417,579
Net Assets			100.0%	68,217,100

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Inverse floater security--the interest rate is subject to change periodically.
d Security exempt from registration under Rule 144A of the Security Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $3,462,150 or 5.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)